CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parenthetical) - $ / shares	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Loss from discontinued operations, per basic share			$ (12.94)	$ (6.51)	$ (0.16)
Loss from discontinued operations, per diluted share			(12.94)	(6.51)	$ (0.16)
Loss from continuing operations, per basic share	$ 2.54	$ (5.34)	(9.91)	(3.95)
Loss from continuing operations, per diluted share	$ 2.50	$ (5.34)	$ (9.91)	$ (3.95)
Weighted average number of shares outstanding, basic	17,685,629	17,652,541	17,666,043	17,283,258	17,145,000
Weighted average number of shares outstanding, diluted	17,985,629	17,652,541	17,666,043	17,283,258	17,145,000